UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue New York NY	10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end:  04/30/2012

Date of reporting period: 10/31/2011

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended October 31, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT October 31, 2011
For additional information call Toll Free:	(877) - CHINA35 (877) - 244-6235

360 Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period and held for the entire period of 05/01/11 through 10/31/11. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended October 31, 2011

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During
	05/01/11	10/31/11	Period*
Actual Fund Return (in parentheses)

The USX China Fund Class A (-30.17%)	$1,000.00	$698.30	$9.63
The USX China Fund Class C (-30.44%)	1,000.00	695.60	12.82

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During
	05/01/11	10/31/11	Period*
Hypothetical 5% Fund Return

The USX China Fund Class A	$1,000.00	$1,013.86	$11.42
The USX China Fund Class C	1,000.00	1,010.08	15.20

*Expenses are equal to the Fund’s expense ratios of 2.25% and 3.00% for The USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (78.42%)	Shares	Fair Value

ADVERTISING (0.01%)
ChinaNet Online Holdings, Inc. *	500	$620

AGRICULTURE (18.94%)
Asia Green Agriculture Corp. *	89,300	294,690
Sino Green Land Corp. *	1,534,900	115,118
Southern China Livestock, Inc. * F, Δ	30,000	120,000
Yasheng Group *	257,901	322,376
		852,184

BUILDING MATERIALS (11.57%)
China Infrastructure Construction Corp. *	402,900	302,175
China Wood, Inc. *	22,956	218,082
		520,257

CHEMICALS (3.94%)
Changda International Holdings, Inc. *	421,700	177,114

COMMERCIAL SERVICES (6.38%)
China Redstone Group, Inc. *	552,000	287,040

ELECTRICAL COMPONENTS & EQUIPMENT (9.27%)
China Electric Motor, Inc. *	215,000	32,250
China Intelligent Lighting and Electronics, Inc. *	178,000	3,774
China Power Equipment, Inc. *	314,074	251,259
China Ritar Power Corp. *	39,250	30,222
GC China Turbine Corp. *	904,000	99,440
		416,945

FOOD & BEVERAGE (22.12%)
Emerald Dairy, Inc. *	442,500	221,250
Oriental Dragon Corp. * F, Δ	50,000	250,000
Yanglin Soybean, Inc. *	444,000	523,920
		995,170

INTERNET (4.08%)
Moqizone Holding Corp. * F	36,739	183,328

LEISURE TIME (0.93%)
Universal Travel Group * F, H	30,000	42,000

MEDIA (1.18%)
China Yida Holding Co. *	17,694	53,082

TOTAL COMMON STOCK (Cost $6,319,744)		3,527,740

The accompanying notes are an integral part of these financial statements.

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2011 (Unaudited)		SEMI-ANNUAL REPORT

PREFERRED STOCK - (15.91%)		Shares	Fair Value

ADVERTISING (1.10%)
ChinaNet Online Holdings, Inc.		40,000	$49,600

BUILDING MATERIALS (6.34%)
China Wood, Inc.		30,000	285,000

FOOD & BEVERAGE (4.16%)
China Nutrifruit Group Ltd.		10,000	187,000

INTERNET (4.31%)
Moqizone Holding Corp. F		70	194,051

TOTAL PREFERRED STOCK (Cost $620,000)			715,651

	Expiration Date -
WARRANTS - (3.51%)	Exercise Price
American Lorain Corp. A *	05/02/15 - $ 3.00	14,000	-
American Lorain Corp. B *	11/20/13 - $ 3.00	4,000	-
Asia Green Agriculture Corp. *	08/20/13 - $ 3.78	3,997	-
Benda Pharmaceuticals, Inc. *	11/15/11 - $ 0.555	757,218	-
China Infrastructure Construction Corp. *	03/05/13 - $ 6.00	50,000	-
China North East Petroleum Holdings Ltd. *	03/08/12 - $ 6.00	8,000	-
China Nutrifruit Group Ltd. *	10/08/13 - $ 3.30	25,000	-
China Redstone Group, Inc. * F	02/23/14 - $ 4.10	25,000	-
China Wood, Inc. *	09/01/15 - $ 4.80	15,000	70,500
ChinaNet Online Holdings, Inc. A *	08/20/12 - $ 3.00	20,000	-
ChinaNet Online Holdings, Inc. B *	08/20/14 - $ 3.75	20,000	-
HQ Sustainable Maritime Industries, Inc. *	08/13/15 - $ 4.5156	10,000	-
L & L Energy, Inc. *	11/06/14 - $ 5.62	12,000	-
MoqiZone Holdings Corp. A * F	05/31/12 - $ 2.50	19,445	48,418
MoqiZone Holdings Corp. B * F	05/31/12 - $ 3.00	19,445	38,695
Oriental Dragon Corp. * Δ	10/22/14 - $ 6.00	25,000	-
Rodobo International, Inc. *	06/17/15 - $3.50	18,500	-
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	500
SinoCoking Coal and Coke Chemical Industries, Inc. *	03/10/15 - $ 12.00	12,500	-
SinoHub, Inc. B *	09/10/13 - $ 3.00	50,000	-
Southern China Livestock, Inc. * F, Δ	03/28/14 - $ 5.50	15,000	-
TOTAL WARRANTS (Cost $103,267)			158,113

The accompanying notes are an integral part of these financial statements.

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
October 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value

SHORT TERM INVESTMENTS (1.26%)
Fifth Third Institutional Money Market Fund, 0.06% ** (Cost $56,915)	56,915	56,915

TOTAL INVESTMENTS (Cost $7,099,926) - 99.10%		$4,458,419
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.90%		40,315
NET ASSETS - 100%		$4,498,734

*	Non-income producing security.

**	Rate shown represents the rate at October 31, 2011, is subject to change and resets daily.

F
This security was valued at fair value as determined by Parr Financial Group, LLC using procedures approved by the Board of Trustees.  The total fair value of such securities at October 31, 2011 is $876,492 which represents 19.48% of total net assets. These securities are classified as either level 2 or level 3 of the fair value hierarchy. For details relating to each fair valued security, please see Note 1.

H	Trading of this security has been halted by the exchange.

Δ	No longer restricted from sale, but not publicly traded as of October 31, 2011.

The accompanying notes are an integral part of these financial statements.

360 Funds
STATEMENT OF ASSETS AND LIABILITIES - October 31, 2011 (Unaudited)	SEMI-ANNUAL REPORT

The USX China Fund
Assets:
Investments, at fair value (cost: $7,099,926)	$4,458,419
Receivables:
Investments sold	31,949
Dividends and interest	1
Prepaid expenses	17,240
Due from Advisor	50,418
Total assets	4,558,027

Liabilities:
Payables:
Investments purchased	40,262
Distribution fees	460
Due to Administrator	10,350
Due to Custodian	1,876
Other liabilities and accrued expenses	6,345
Total liabilities	59,293
Net Assets	$4,498,734

Net Assets consist of:
Common stock	$1,019
Additional paid-in capital	16,660,971
Accumulated net investment loss	(28,111)
Accumulated realized loss on investments	(9,493,638)
Net unrealized depreciation on investments	(2,641,507)

Total Net Assets (1,019,137 shares outstanding; unlimited shares of $0.001 par value authorized)	$4,498,734

Class A shares:
Net Assets applicable to 991,441 shares outstanding	$4,380,993
Net Asset Value per share	$4.42

Offering price per share Class A *	$4.63

Minimum redemption price per share Class A **	$4.40

Class C shares:
Net Assets applicable to 27,696 shares outstanding	$117,741
Net Asset Value and offering price per share	$4.25

Minimum redemption price per share Class C ***	$4.21

*	A maximum sales charge of 4.50% is imposed on Class A shares.
**	Class A shareholders pay a 0.50% contingent deferred sales charge (“CDSC”) if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
***	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

The accompanying notes are an integral part of these financial statements.

360 Funds
STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

The USX China Fund

For the Six-Month
Period Ended
October 31, 2011
(Unaudited)
Investment income:
Dividends	$32,886
Interest	30
Total investment income	32,916

Expenses:
Investment advisory fees	33,517
Distribution fees - Class A	6,520
Distribution fees - Class C	733
Accounting and transfer agent fees	44,241
Legal fees	12,065
Custody fees	11,777
Registration fees	11,110
Audit fees	10,585
Compliance officer compensation	9,049
Insurance fees	8,789
Miscellaneous	6,674
Trustee fees	4,122
Pricing fees	2,279
Printing fees	202
Total expenses	161,663
Less: fees waived and expenses absorbed	(100,636)
Net expenses	61,027

Net investment loss	(28,111)

Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	(2,975,119)
Net change in unrealized appreciation on investments	971,226
Net loss on investments	(2,003,893)

Net decrease in net assets resulting from operations	$(2,032,004)

The accompanying notes are an integral part of these financial statements.

360 Funds
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	The USX China Fund

	For the Six-Month Period Ended	For the Year Ended
	October 31, 2011	April 30, 2011
Increase (Decrease) in Net Assets	(Unaudited)
Operations:
Net investment loss	$(28,111)	$(247,986)
Net realized loss on investments	(2,975,119)	(1,266,744)
Net change in unrealized appreciation (depreciation) on investments	971,226	(5,606,127)
Net decrease in net assets resulting from operations	(2,032,004)	(7,120,857)

Decrease in net assets from capital share transactions (Note 2)	(381,719)	(4,481,389)

Total decrease in net assets	(2,413,723)	(11,602,246)

Net Assets:
Beginning of period	$6,912,457	$18,514,703

End of period	$4,498,734	$6,912,457

Accumulated net investment loss	$(28,111)	$-

The accompanying notes are an integral part of these financial statements.

360 Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	The USX China Fund
	Class A

	For the Six-Month Period
	Ended October 31, 2011 (Unaudited)		For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Year Ended April 30, 2008	For the Year Ended April 30, 2007
Net Asset Value, Beginning of Period	$6.33		$11.51	$5.23	$13.07	$14.62	$12.03

Investment Operations:
Net investment loss (a)	(0.03)		(0.17)	(0.18)	(0.16)	(0.23)	(0.15)
Net realized and unrealized gain (loss) on investments	(1.88)		(5.01)	6.46	(6.95)	1.02	2.80
Total from investment operations	(1.91)		(5.18)	6.28	(7.11)	0.79	2.65

Distributions:
From net realized capital gain	-		-	-	(0.73)	(2.34)	(0.06)
Total distributions	-		-	-	(0.73)	(2.34)	(0.06)

Net Asset Value, End of Period	$4.42		$6.33	$11.51	$5.23	$13.07	$14.62

Total Return (c)	(30.17)%	(b)	(45.00)%	120.08%	(54.41)%	1.83%	22.09%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$4,381		$6,688	$17,406	$10,928	$31,650	$32,054

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.99%	1	3.58%	2.97%	3.08%	2.35%	2.80%
After fees waived and expenses absorbed	2.25%	1	2.25%	2.14%	2.20%	2.25%	2.18%

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(4.77)%	1	(3.20)%	(2.76)%	(2.92)%	(1.51)%	(1.80)%
After fees waived and expenses absorbed	(1.03)%	1	(1.87)%	(1.92)%	(2.04)%	(1.41)%	(1.18)%

Portfolio turnover rate	54.00%		104.59%	131.37%	81.83%	75.41%	40.84%

(a)	Per share amounts were calculated using the average shares method.
(b)	Aggregate total return, not annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
1	Annualized.

The accompanying notes are an integral part of these financial statements.

360 Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	The USX China Fund
	Class C

	For the Six-Month Period
	Ended October 31, 2011 (Unaudited)		For the Year Ended April 30, 2011		For the Year Ended April 30, 2010		For the Year Ended April 30, 2009	For the Year Ended April 30, 2008		For the Year Ended April 30, 2007
Net Asset Value, Beginning of Period	$6.11		$11.20		$5.13		$12.94	$14.59		$12.01

Investment Operations:
Net investment loss (a)	(0.04)		(0.23)		(0.26)		(0.24)	(0.35)		(0.26)
Net realized and unrealized gain (loss) on investments	(1.82)		(4.86)		6.33		(6.85)	1.04		2.80
Total from investment operations	(1.86)		(5.09)		6.07		(7.09)	0.69		2.54

Distributions:
From net realized capital gain	-		-		-		(0.73)	(2.34)		-
Total distributions	-		-		-		(0.73)	(2.34)		-

Paid-in capital from CDSC fees	-		-	(b)	-	(b)	0.01	-	(b)	0 .04

Net Asset Value, End of Period	$4.25		$6.11		$11.20		$5.13	$12.94		$14.59

Total Return (c)	(30.44)%	(d)	(45.45)%		118.32%		(54.74)%	1.12%		21.48%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$118		$224		$1,109		$627	$2,177		$909

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.74%	1	4.33%		3.72%		3.83%	3.10%		3.85%
After fees waived and expenses absorbed	3.00%	1	3.00%		3.00%		3.00%	3.00%		3.00%

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(5.52)%	1	(3.95)%		(3.51)%		(3.67)%	(2.26)%		(2.89)%
After fees waived and expenses absorbed	(1.78)%	1	(2.62)%		(2.79)%		(2.84)%	(2.16)%		(2.04)%

Portfolio turnover rate	54.00%		104.59%		131.37%		81.83%	75.41%		40.84%

(a)	Per share amounts were calculated using the average shares method.
(b)	CDSC fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)	Aggregate total return, not annualized.

1	Annualized.

The accompanying notes are an integral part of these financial statements.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

360 Funds (formerly known as the Parr Family of Funds), (the “Trust”), was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The sole series of shares of the Trust is The USX China Fund (the “Fund”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is long term growth of capital. The Fund’s investment adviser is Matrix 360 Adviser, LLC (the “Adviser”). The Fund’s investment sub-adviser is Parr Financial Group, LLC (“Parr” or the “Sub-Adviser”). The Fund offers two classes of shares, Class A and Class C shares. The Class C shares commenced operations on July 1, 2005. The Class A shares commenced operations on September 23, 2005. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Investment Valuation - Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. In addition, for securities that are halted for several days, pursuant to fair value procedures adopted by the Fund’s Board of Trustees, Parr will determine an adjustment to the price. The relevant inputs that Parr may consider in establishing the fair value include, but would not be limited to; the general market conditions in the Chinese reverse merger stock market and the overall financial market; disclosures related to the company’s auditors; the status of the company’s 8k, 10k, and other filings with the SEC and NASDAQ; participation by the company, CFO, investment banker, trader and research analysts in conferences, road shows, conference calls and 1-on-1 telephone calls or in-person meetings; channel checks and/or visitation to prove-up real business operations; comments from money managers, investment banks and research analysts; and, review of the Bloomberg Chinese Reverse Mergers Index (CHINARTO:IND). Consistent with the foregoing, the Trustees have adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. These guidelines are implemented by the Fund’s Fair Value Committee and Parr, which, subject to the oversight of the Adviser and the Fair Value Committee, reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund’s Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of October 31, 2011, nine (9) securities were fair valued as determined by the Board of Trustees.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b)         Halted Securities - At October 31, 2011, trading of certain securities owned by the Fund has been halted by their respective exchanges as follows:

Security Name	Date Halted
Universal Travel Group	04/12/2011

c)         Restricted Securities - The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.   The Fund held no Restricted Securities at October 31, 2011.

Parr, subject to the oversight and approval of the Adviser and the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees. These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; earnings per share; free cash flows; debt levels; revenue growth; and, information regarding the applicable company and its business. Using these factors and criteria, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. Using the Fair Value Pricing Instructions, Parr seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale. Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of October 31, 2011 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	The USX China Fund
Level 1
Common Stock	$2,932,412
Preferred Stock	521,600
Short Term Investments	56,915
Total Level 1	3,510,927

Level 2
Common Stock (b)	303,328
Preferred Stock (b)	194,051
Warrants (b)	158,113
Total Level 2	655,492

Level 3
Common Stock (b)	292,000
Total Level 3	292,000
Total Investments	$4,458,419

(a)	For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b)	Certain securities and warrants are valued at fair value as determined by Parr using procedures approved by the Board of Trustees. The sale of certain of these securities is restricted until certain regulatory filings are approved.

The following amounts were transfers in/(out) of Level 2 assets:

	Common Stock	Preferred Stock	Totals

Transfers into Level 2 from Level 1	$-	$-	$-
Transfers from Level 2 into Level 1	(26,550)	-	(26,550)
Net Transfers in/(out) of Level 2	$(26,550)	$-	$(26,550)

There were no transfers from Level 1 to Level 2.  Transfers that were made out of Level 2 represent securities no longer being fair valued by Parr using observable inputs and are now being valued using quoted prices in active markets.  Transfers between levels are recognized as of the end of the reporting period.

The following is a reconciliation for which Level 3 inputs were used in determining fair value.

	Common Stock	Preferred Stock	Total

Beginning balance April 30, 2011	$967,315	$220,000	$1,187,315
Total realized loss	(25)	(32,000)	(32,025)
Change in unrealized depreciation	(47,100)	-	(47,100)
Cost of purchases	90,000	-	90,000
Proceeds from sales	(89,975)	(68,000)	(157,975)
Net transfers in/(out) of level 3	(628,215)	(120,000)	(748,215)
Ending balance October 31, 2011	$292,000	$-	$292,000

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The total change in unrealized depreciation included in the statement of operations attributable to level 3 investments still held at October 31, 2011 was as follows:

	Common Stock	Preferred Stock	Total

Change in unrealized depreciation	$(47,100)	$-	$(47,100)

c)         Federal Income Taxes - The Trust’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2011, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period ended October 31, 2011, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. Federal tax authorities for tax years before 2008. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

d)         Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no such reclassifications during the six month period ended October 31, 2011.

e)         Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)          Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)         Subsequent Events - In accordance with GAAP, management has evaluated subsequent events through the issuance of the financial statements and has noted no such events.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for The USX China Fund Class A shares for the six-month period ended
October 31, 2011 were as follows:
	Class A
	Shares	Amount
Sold	58,616	$290,631
Reinvested	-	-
Redeemed	(124,393)	(623,011)
Net Decrease	(65,777)	$(332,380)

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

2.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for The USX China Fund Class C shares for the six-month period ended
October 31, 2011 were as follows:

	Class C
	Shares	Amount
Sold	4,989	$22,485
Reinvested	-	-
Redeemed	(14,022)	(71,824)
Net Decrease	(9,033)	$(49,339)

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2011 were as follows:

	Class A
	Shares	Amount
Sold	115,904	$917,963
Reinvested	-	-
Redeemed	(570,528)	(4,869,716)
Net Decrease	(454,624)	$(3,951,753)

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2011 were as follows:

	Class C
	Shares	Amount
Sold	1,709	$15,885
Reinvested	-	-
Redeemed	(63,991)	(545,521)
Net Decrease	(62,282)	$(529,636)

3.	INVESTMENT TRANSACTIONS

For the six-month period ended October 31, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) for The USX China Fund were as follows:

Purchases	Sales
$3,062,227	$2,833,828

There were no government securities purchased or sold during the period.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser provides investment management services to the Fund in accordance with its investment objectives, policies and restrictions. As compensation for the investment advisory services provided to the Fund, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund. For the six-month period ended October 31, 2011, the Adviser earned $33,517 of advisory fees.

The Adviser and the Fund have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan). It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Pursuant to the Expense Agreement, the Adviser and Former Adviser have agreed to reimburse the Fund to the extent that total annualized expenses exceed 2.00% of the Fund’s average daily net assets. For the six month period ended October 31, 2011, the Adviser waived advisory fees of $33,517 and reimbursed expenses of $67,119.

The Adviser has retained Parr to serve as the sub-adviser to the Fund. The Adviser has agreed to pay the Sub-Adviser an annual sub-advisory fee of 0.35% of the average daily net assets of the Fund.

One trustee of the Fund is also an officer of the Adviser. Certain officers of the Fund are also employees of the Adviser and Sub-Adviser.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix 360 Administration, LLC (formerly Matrix Capital Group, Inc.) (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.

For its services, Matrix receives a minimum fee of $6,250 per month, plus out of pocket expenses. In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of daily net assets. For the six-month period ended October 31, 2011, Matrix earned $44,241, including out of pocket expenses with $8,800 remaining payable at October 31, 2011.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a fee of $18,000 per year, plus out of pocket expenses. For the six-month period ended October 31, 2011, Matrix earned $9,049 including out of pocket expenses, with $1,549 remaining payable at October 31, 2011.

Certain officers of the Fund are also employees of Matrix. An officer of Matrix is also an officer of the Adviser.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (“Matrix Capital”). Pursuant to the Distribution Agreement, Matrix Capital will provide distribution services to the Fund. Matrix Capital serves as underwriter/distributor of the Fund. Pursuant to the Distribution Agreement, Matrix Capital receives $7,200 per year from the Fund. Distribution fees paid to Matrix Capital were paid from accruals made pursuant to Rule 12b-1 under the 1940 Act.

An officer of Matrix Capital is also an officer of the Adviser.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. Under the plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The distribution plans for the Class A and Class C shares in The USX China Fund took effect September 23, 2005 and
July 1, 2005, respectively. For the six-month period ended October 31, 2011, the Fund accrued $733 in 12b-1 expenses attributable to Class C shares. For the six-month period ended October 31, 2011, the Fund accrued $6,520 in 12b-1 expenses attributable to Class A shares.

5.           TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at October 31, 2011 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 7,544,888	$ 889,950	$ (3,976,419)	$ (3,086,469)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of April 30, 2011, the Fund’s most recent fiscal year end, the Fund’s components of distributable earnings on a tax basis were as follows:

Unrealized Depreciation	$(3,835,340)
Capital Loss Carryforwards	(6,295,912)
Distributable Earnings, Net	$(10,131,252)

The carryforward losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of post-October losses.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year. As of April 30, 2011 the Fund elected to defer net capital losses as indicated in the chart below.

Capital Loss Carryforwards Expiring				Post-October Losses
2017	2018	2019	Total	Deferred	Utilized
$(2,967,345)	$(418,788)	$(2,909,779)	$(6,295,912)	$-	$(1,200,556)

6.	CONCENTRATION OF RISK

The USX China Fund will normally invest over 80% of its assets in stocks issued by companies listed on U.S. exchanges whose principal business is located in or centered on the People’s Republic of China. Investing in companies from one geographic region may pose additional risks inherent to a region’s economic and political situation.

7.	BENEFICIAL OWNERSHIP

Please refer to the Trust’s Statement of Additional Information (“SAI”) for information regarding principal holders of securities. A current SAI, dated August 26, 2011, has been filed with the SEC and is incorporated by reference into this Semi-Annual Report.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2011 (Unaudited)

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

360 Funds	SEMI-ANNUAL REPORT
The USX China Fund
Additional information (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commissions website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commissions website at http://www.sec.gov.

           Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2012 to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated August 26, 2011 for the Class A and Class C shares were as follows:
The USX China Fund Class A shares, gross of fee waivers or expense reimbursements	3.59%
The USX China Fund Class A shares, after waiver and reimbursement***	2.26%
The USX China Fund Class C shares, gross of fee waivers or expense reimbursements	4.34%
The USX China Fund Class C shares, after waiver and reimbursement***	3.01%

*** The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to 2.00% of the average daily net assets of the Fund through September 30, 2012. Total Gross Operating Expenses for the six month period ended October 31, 2011 were 5.99% for the Class A shares and 6.74% for the Class C shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended October 31, 2011. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

360 Funds
420 Lexington Avenue
Suite 601
New York, NY 10017

INVESTMENT ADVISER
Matrix 360 Advisor, LLC
420 Lexington Avenue
Suite 601
New York, NY 10017

INVESTMENT SUB-ADVISER
Parr Financial Group, LLC
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145-1524

LEGAL COUNSEL
Kilpatrick, Townsend & Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, GA 30309

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Christopher F. Anci
By Christopher F. Anci
President,
Date: January 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Christopher F. Anci
By Christopher F. Anci
President
Date: January 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David F. Ganley
By David F. Ganley
Treasurer
Date: January 3, 2012